UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                       Washington D.C. 20549

                              FORM 13 F

                        FROM 13 F COVER PAGE

Report for the Calendar Year Ended: 3/31/2000

Institutional Investment Manager Filing this Report

                 Griffin Asset Management
                 767 Fifth Ave
                 26TH Floor
                 New York, NY 10153

13f File Number-801-52087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered itegral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                 Doug Famigletti
                 Vice President
                 212/486/4848

Doug Famigletti New York City NY November 15, 1999

Report Type

13F Holdings Report

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 173

Form 13F Information Table Value Total: $135,244,568.8

List of other included manager: None

Item 1: Name of issuer                Item 2:      Item 3:      Item 4:     Item 5:  Item 6:    Item 7: Item 8: Voting
                                                                            Share of Investment Man. See        Auth.
                                                                           Principal Discretion Instr. V
                                                              09 30 1999   Amount   (a)sole(b)shared(c)shared(a)sole(b)  (c)
                                                                                              as defined other      shared None
Mutual Fund

Municipal Inv. Accum. Prog.           Mutual Fund  79547710           4         .255   SOLE                   N/A               x
S B Investment Grade Bond Fund Cl B   Mutual Fund                 4,830         429    SOLE                   N/A               x
S B Managed Municipals Fund CL C      Mutual Fund                44,737         3,130  SOLE                   N/A               x
S B Muni Funds NY Cl A                Mutual Fund                11,263         894    SOLE                   N/A               x
S B Muni Funds NY CL B                Mutual Fund                 6,961         553    SOLE                   N/A               x
Blackrock Target Term TR Inc          Mutual Fund                18,168         1,900  SOLE                   N/A               x
MFS Intermediate Income TR SBI        Mutual Fund                21,437         3,500  SOLE                   N/A               x
Putnam Master Inter Inc TR SBI        Mutual Fund                18,493         3,182  SOLE                   N/A               x

Treasury Bill

Zero coupon PMT 12.375 2004          Treasury bill 912794zz      38,281         50,000 SOLE                   N/A               x

Corporate Bonds

TR MPS 9.00% DUE 02-05-03

Municipal Bonds

California State G/O Var.            Municipal Bon 130622wl       24,991        25,000 SOLE                   N/A               x
PURP.-4.3% DUE 09-01-03
Los Angeles Calif. Uni Sch Dist.     Municipal Bond               19,693        20,000 SOLE                   N/A               x
SER C-4.3% DUE 07-01-06
Los Angeles Cnty CA San Dists-5%     Municipal Bon 545149aj       51,110        50,000 SOLE                   N/A               x
DUE 10-01-03
New York ST Dormitory Authority-6%   Municipal Bon 6498324m      103,376        100,000SOLE                   N/A               x
DUE 05-15-04
Puerto Rico EL/PWTR 5.50%            Municipal Bon 745268pf      250,845        250,000SOLE                   N/A               x
DUE 07-01-00
Rhode Island HSG MFC SR 5            Municipal Bon 762211sz       61,810        65,000 SOLE                   N/A               x
HMW OWN 5.5% UE 10-01-23
Rhode Island ST CONS CAP             Municipal Bon 762222hc       33,947        35,000 SOLE                   N/A               x
5.1% UE 11-01-13
Rhode Island ST PUB BLG Auth.        Municipal Bon 762287hx       50,730        50,000 SOLE                   N/A               x
PRJ 6.00% DUE 02-01-11
San Francisco Calf. City & Cnty      Municipal Bon 79765dle       51,745        50,000 SOLE                   N/A               x
5.25% DUE 04-01-07
Town of Babylon-4.3% Due 08/01/02    Municipal Bon 056201e7       49,549        50,000 SOLE                   N/A               x

Preferred Stock

Tenn. Valley. Authorithy             Preferred Sto    88059120     32,900       1,400  SOLE                   N/A               x

Government Bonds

U.S. Treasury Notes-5.00%             Gvt. Bond                    888,468      900,000SOLE                   N/A               x
DUE 02/28/01
U.S. Treasury Notes-5.00%             Gvt. Bond                    738,750      750,000SOLE                   N/A               x
DUE 04-30-01
U.S. Treasury Notes-5.875%            Gvt. Bond       9128272c     197,937      200,000SOLE                   N/A               x
DUE 11-30-01
U.S. Treasury Notes-6.250%            Gvt. Bond       9128272g     198,937      200,000SOLE                   N/A               x
DUE 01-31-02
U.S. Treasury Notes-6.000%            Gvt. Bond       9128273d     500,000      500,000SOLE                   N/A               x
DUE 08-15-00
U.S. Treasury Notes-5.625%            Gvt. Bond       9128273s     489,375      500,000SOLE                   N/A               x
DUE 12-31-02
U.S. Treasury Notes-5.500%            Gvt. Bond       9128273v     487,812      500,000SOLE                   N/A               x
DUE 01-31-03
U.S. Treasury Notes-5.500%            Gvt. Bond       9128273z     780,000      800,000SOLE                   N/A               x
DUE 02-28-03
U.S. Treasury Notes-5.625%            Gvt. Bond       9128274c     300,000      300,000SOLE                   N/A               x
DUE 04-30-00
U.S. Treasury Notes-5.375%            Gvt. Bond       9128274m     997,812      1,000,000SOLE                 N/A               x
DUE 07-31-00
U.S. Treasury Notes-4.500%            Gvt. Bond                     49,546      50,000 SOLE                   N/A               x
Due 09-30-00
DUE 12-31-00
U.S. Treasury Notes-5.25%             Gvt. Bond                  1,379,875      1,400,000SOLE                 N/A               x
DUE 05-31-01
U.S. Treasury Notes-5.544%            Gvt. Bond                     39,450      40,000 SOLE                   N/A               x
DUE 07-31-01
U.S. Treasury Notes-6.500%            Gvt. Bond                  1,000,000      1,000,000SOLE                 N/A               x
Due 07-31-01
U.S. Treasury Notes-6.625%            Gvt. Bond        912827y7    500,625      500,000SOLE                   N/A               x
DUE 07-31-01
Common Stock

AT & T                                Common Stock  OO1957109         110,710   1,966   SOLE                   N/A               x
Abbott Laboratories                   Common Stock  OO2824100       1,847,343   52,500  SOLE                   N/A               x
Aetna Inc.                            Common Stock     AET             44,400   800     SOLE                   N/A               x
Air Products & Chemicals, Inc.        Common Stock  OO8677106          34,125   1,200   SOLE                   N/A               x
Albertson's Inc.                      Common Stock     ABS             67,925   2,200   SOLE                   N/A               x
Allstate                              Common Stock  O20002101         479,726   20,146  SOLE                   N/A               x
American Express                      Common Stock  O25816109         625,537   4,200   SOLE                   N/A               x
American General Co.                  Common Stock  O26351106       1,032,700   18,400  SOLE                   N/A               x
American Home Products                Common Stock  O26609107       5,616,875   104,500 SOLE                   N/A               x
American Int'l Gro                    Common Stock     AIG            199,947   1,826   SOLE                   N/A               x
Amgen Inc.                            Common Stock    AMGN             44,190   720     SOLE                   N/A               x
Anheuser-Busch Cos.                   Common Stock  O35229103       2,197,425   35,300  SOLE                   N/A               x
Aon Corp.                             Common Stock  O37389103          21,768   675     SOLE                   N/A               x
Associate First Capital A             Common Stock  O46008108         199,086   9,314   SOLE                   N/A               x
Atlantic Richfield                    Common Stock  O48825103       1,521,500   17,900  SOLE                   N/A               x
Avery Dennison Corp.                  Common Stock     AVY            977,000   16,000  SOLE                   N/A               x
BP Amoco                              Common Stock     BPA            464,766   8,728   SOLE                   N/A               x
Banc One Corp.                        Common Stock  59438101          895,137   25,946  SOLE                   N/A               x
Bank of New York                      Common Stock  O64057102       1,147,125   27,600  SOLE                   N/A               x
BankAmerica Corp.                     Common Stock  66050105          986,664   18,816  SOLE                   N/A               x
Bard C. R. Inc.                       Common Stock  O67383109          52,228   1,350   SOLE                   N/A               x
Baxter International Inc.             Common Stock  O71813109       1,761,518   28,100  SOLE                   N/A               x
Becton, Dickinson                     Common Stock     BDX            823,581   31,300  SOLE                   N/A               x
Bell Atlantic                         Common Stock  77853109          791,691   12,952  SOLE                   N/A               x
BellSouth                             Common Stock  O79860102         631,312   13,468  SOLE                   N/A               x
Berkshire Hathaway Cl. A              Common Stock    BRK.A         3,832,400   67      SOLE                   N/A               x
Bestfoods                             Common Stock  O8658U101       2,368,712   50,600  SOLE                   N/A               x
Boeing Co.                            Common Stock     BA             102,093   2,700   SOLE                   N/A               x
Bristol-Myers Squibb Company          Common Stock  110122108       6,629,400   114,300 SOLE                   N/A               x
Broadwing                             Common Stock     BRW            654,500   17,600  SOLE                   N/A               x
Burlington Northern Santa             Common Stock     BNI              5,188   225     SOLE                   N/A               x
CSX Corporation                       Common Stock  126408103           4,700   200     SOLE                   N/A               x
Campbell Soup Co                      Common Stock     CPB            442,800   14,400  SOLE                   N/A               x
Capital One Financial                 Common Stock     COF             14,381   300     SOLE                   N/A               x
Cardinal Health Inc                   Common Stock     CAH            379,523   8,273   SOLE                   N/A               x
Chase Manhattan Corp.                 Common Stock  16161A108         226,687   2,600   SOLE                   N/A               x
Chevron                               Common Stock     CHV             18,487   200     SOLE                   N/A               x
Chubb Corp.                           Common Stock  171232101         773,728   10,860  SOLE                   N/A               x
Cigna Corp.                           Common Stock     CI             477,225   6,300   SOLE                   N/A               x
Citigroup Inc.                        Common Stock  173034109       4,018,271   67,111  SOLE                   N/A               x
Colgate Palmolive Co                  Common Stock  194162103          84,562   1,500   SOLE                   N/A               x
Columbia Energy Group                 Common Stock     CG             115,241   1,945   SOLE                   N/A               x
Compaq Computer Corp.                 Common Stock  204493100       1,652,400   61,200  SOLE                   N/A               x
Computer Associates Intl Inc.         Common Stock     CA              59,187   1,000   SOLE                   N/A               x
ConAgra Inc.                          Common Stock  205887102         454,937   25,100  SOLE                   N/A               x
Conoco Cl B                           Common Stock    COC/B            78,591   3,067   SOLE                   N/A               x
Consolidated Edison                   Common Stock                      6,524   224     SOLE                   N/A               x
Convergy's                            Common Stock     CVG            560,968   14,500  SOLE                   N/A               x
Corn Products International           Common Stock  219023108          92,039   3,825   SOLE                   N/A               x
Daimler Chrysler                      Common Stock                      4,318   66
Delphi Automotive Systems             Common Stock     DPH              4,464   279     SOLE                   N/A               x
Deluxe Corporation                    Common Stock  248019101          55,650   2,100   SOLE                   N/A               x
E. I.DuPont de Nemours                Common Stock     DD             664,895   12,560  SOLE                   N/A               x
EMC Corp                              Common Stock     EMC            756,000   6,000   SOLE                   N/A               x
Eastman Kodak                         Common Stock  277461109       1,107,975   20,400  SOLE                   N/A               x
Electronic Data Systems               Common Stock     EDS             34,019   530     SOLE                   N/A               x
Eli Lilly Corp.                       Common Stock  532457108       3,544,575   56,600  SOLE                   N/A               x
Exxon                                 Common Stock  302290101       5,567,855   71,440  SOLE                   N/A               x
Fannie Mae                            Common Stock     FNM          1,460,443   25,820  SOLE                   N/A               x
Federal Express                       Common Stock     FDX             27,168   700     SOLE                   N/A               x
First Union Corp.                     Common Stock  337358105         340,837   9,150   SOLE                   N/A               x
Fleet Boston Financial                Common Stock     FBF            556,296   15,241  SOLE                   N/A               x
Ford Motor Company                    Common Stock  345370100         786,679   17,125  SOLE                   N/A               x
Fortune Brands                        Common Stock  349631101         802,500   32,100  SOLE                   N/A               x
Freddie Mac-voting                    Common Stock  313400301       2,615,900   59,200  SOLE                   N/A               x
GTE Corp.                             Common Stock     GTE          1,256,842   17,702  SOLE                   N/A               x
Gallaher ADS                          Common Stock  363595109         568,968   28,900  SOLE                   N/A               x
General Electric Co.                  Common Stock  369604103       7,719,000   49,600  SOLE                   N/A               x
General Motors Corp.                  Common Stock     GM              57,968   700     SOLE                   N/A               x
Georgia Pacific Timber Group          Common Stock     TGP              3,843   150     SOLE                   N/A               x
Glaxo Wellcome PLC Sponsored ADR      Common Stock  37733W105          60,178   1,050   SOLE                   N/A               x
Global Crossing                       Common Stock    GBLX            204,687   5,000   SOLE                   N/A               x
Golden Western Financial              Common Stock     GDW              9,356   300     SOLE                   N/A               x
H J Heinz                             Common Stock     HNZ             69,750   1,000   SOLE                   N/A               x
Hartford Financial Services Group Inc Common Stock  416515104         675,200   12,800  SOLE                   N/A               x
Hewlett Packard Co.                   Common Stock  428236103       6,185,331   46,550  SOLE                   N/A               x
Honewell Int                          Common Stock     HON            305,587   5,800   SOLE                   N/A               x
Household International               Common Stock     HI             319,320   8,558   SOLE                   N/A               x
Intel Corp                            Common Stock    INTC          1,098,379   8,325   SOLE                   N/A               x
International Business Machines       Common Stock  459200101       5,712,562   48,412  SOLE                   N/A               x
J. P. Morgan & Co.                    Common Stock  616880100         961,775   7,300   SOLE                   N/A               x
Johnson & Johnson                     Common Stock  478160104       3,414,150   48,600  SOLE                   N/A               x
Kimberly-Clark Co.                    Common Stock     KMB             56,062   1,000   SOLE                   N/A               x
Koninklijke Philips Electronics       Common Stock     PHG             47,282   276     SOLE                   N/A               x
Korea Funds Inc.                      Common Stock     KF              10,157   680     SOLE                   N/A               x
Lincoln National Corp.                Common Stock  534187109         452,250   13,500  SOLE                   N/A               x
Liz Clairborne Inc.                   Common Stock     LIZ            277,165   6,050   SOLE                   N/A               x
Loews Corp.                           Common Stock     LTR             10,000   200     SOLE                   N/A               x
Lucent Technologies                   Common Stock  549463107         202,125   3,300   SOLE                   N/A               x
May Department Stores Co.             Common Stock  577778103       1,160,007   40,702  SOLE                   N/A               x
McDonald's Corp.                      Common Stock  580135101          37,375   1,000   SOLE                   N/A               x
Mediaone Group. Inc.                  Common Stock     UMG            102,060   1,260   SOLE                   N/A               x
Merck & Co Inc.                       Common Stock  589331107       3,563,490   57,360  SOLE                   N/A               x
Minnesota Mining & Manufacturing      Common Stock  604059105       1,328,437   15,000  SOLE                   N/A               x
PNC Bank Corp.                        Common Stock     PNC            192,642   4,275   SOLE                   N/A               x
PPG Industries                        Common Stock  693506107         748,068   14,300  SOLE                   N/A               x
Peco Energy Co.                       Common Stock     PE               7,375   200     SOLE                   N/A               x
Pepsico                               Common Stock  713448108       1,578,093   45,250  SOLE                   N/A               x
Pfizer Inc.                           Common Stock  717081103          65,812   1,800   SOLE                   N/A               x
Pharmacia & Upjohn                    Common Stock  716941109         762,790   12,820  SOLE                   N/A               x
Philip Morris Cos. Inc.               Common Stock  718154107         960,553   45,470  SOLE                   N/A               x
Phillips Petroleum Co                 Common Stock      P              18,500   400     SOLE                   N/A               x
Pitney Bowes                          Common Stock  724479100       5,679,781   127,100 SOLE                   N/A               x
Procter & Gamble Co.                  Common Stock  742718109       3,435,200   60,800  SOLE                   N/A               x
Public Service Enterprise             Common Stock                     19,404   655     SOLE                   N/A               x
Royal Dutch Petr.                     Common Stock     RD           1,543,593   26,700  SOLE                   N/A               x
SBC Communications Inc.               Common Stock  78387G103         796,625   18,911  SOLE                   N/A               x
Sears Roebuck & Company               Common Stock  812387108         404,250   13,200  SOLE                   N/A               x
Southern Co                           Common Stock     SO               9,787   450     SOLE                   N/A               x
Sun Microsystems Inc.                 Common Stock  866810104         712,143   7,600   SOLE                   N/A               x
Sysco Corp.                           Common Stock  871829107         505,750   14,000  SOLE                   N/A               x
TJX Companies Inc.                    Common Stock     TJX            328,375   14,800  SOLE                   N/A               x
TRW Inc.                              Common Stock     TMX             99,450   1,700   SOLE                   N/A               x
Target Corp                           Common Stock     TGT            818,512   10,950  SOLE                   N/A               x
Texaco Inc.                           Common Stock  881694103         204,250   3,800   SOLE                   N/A               x
U.S. West Inc. New.                   Common Stock     UMG            166,601   2,294   SOLE                   N/A               x
UST Inc.                              Common Stock  902911106         146,875   9,400   SOLE                   N/A               x
Unilever NV New York                  Common Stock  904784501         538,361   11,187  SOLE                   N/A               x
Union Carbide Corp.                   Common Stock  905581104         367,368   6,300   SOLE                   N/A               x
V.F. Corp.                            Common Stock  918204108         196,109   8,150   SOLE                   N/A               x
Viad Corp                             Common Stock                        343   15      SOLE                   N/A               x
Vodafone Airtouch Public ADS          Common Stock     VOD            188,912   3,400     SOLE                   N/A               x
Wachovia Corp New                     Common Stock     WB               6,756   100     SOLE                   N/A               x
Wal Mart Stores Inc.                  Common Stock     WMT             45,200   800     SOLE                   N/A               x
Walgreen Co.                          Common Stock  931422109       2,477,150   96,200  SOLE                   N/A               x
Warner Lambert Company                Common Stock     WLA             58,612   600     SOLE                   N/A               x
Washington Mutual                     Common Stock     WM             532,464   20,093  SOLE                   N/A               x
Well Fargo & Co.                      Common Stock     WFC            774,250   19,000  SOLE                   N/A               x
Weyerhaeuser Co                       Common Stock  962166104         353,400   6,200   SOLE                   N/A               x
Xerox Corp.                           Common Stock     XRX             10,400   400     SOLE                   N/A               x